Acquisitions - Four20 Pharma GmbH (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 16, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Acquisitions
Contingent consideration payable		$ 29,109	$ 37,994	$ 1,898
Cash outflow, net of cash acquired		133,983	$ 37,820
Four20 Pharma GmbH
Acquisitions
Contingent consideration payable		$ 4,690
Four20 Pharma GmbH | Curaleaf International Holdings Limited
Acquisitions
Cash	$ 7
Accounts receivable, net	1,083
Prepaid expenses and other current assets	311
Inventory	1,004
Property, plant and equipment, net	768
Right-of-use assets	437
Other assets	55
Goodwill	12,945
Deferred tax liabilities	(9,484)
Liabilities assumed	(3,753)
Net assets acquired	32,296
Cash consideration, net of working capital adjustments	9,899
Equity consideration	3,458
Contingent consideration payable	4,406
Non-controlling interest	14,533
Total consideration	32,296
Cash outflow, net of cash acquired	9,892
Four20 Pharma GmbH | Curaleaf International Holdings Limited | Licenses
Acquisitions
Intangible assets	24,790
Four20 Pharma GmbH | Curaleaf International Holdings Limited | Trade name
Acquisitions
Intangible assets	$ 4,133